CONVERTIBLE NOTES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total interest expense	$ 25,766	$ 43,100	$ 64,592	$ 85,730	$ 170,883	$ 173,355
2012 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	0	3,737	0	7,435	12,999	15,038
March 2013 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	0	14,024	14,192	27,894	56,250	56,404
July 2013 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	4,644	4,571	9,092	9,093	18,335	18,384
September 2013 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	17,633	17,340	34,489	34,490	69,550	69,741
January 2014 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	$ 3,489	$ 3,428	$ 6,819	$ 6,818	$ 13,749	$ 13,788